SHARE CAPITAL - Narrative - Stock options (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Mar. 07, 2025 CAD ($) shares $ / shares	Nov. 27, 2024 CAD ($) shares $ / shares	Aug. 15, 2024 CAD ($) shares $ / shares	May 05, 2024 CAD ($) shares $ / shares	Apr. 05, 2024 CAD ($) shares $ / shares	Mar. 20, 2024 CAD ($) shares $ / shares	Nov. 16, 2023 CAD ($) shares $ / shares	Sep. 26, 2023 CAD ($) shares $ / shares	Jun. 29, 2023 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Nov. 05, 2020
Disclosure of classes of share capital [line items]
Shares available for grant, percent of total shares outstanding (up to)												20.00%
Number of share options granted in share-based payment arrangement (in shares)										3,484,626	1,011,711
Weighted average fair value at measurement date, share options granted | $										$ 47,427
Share-based compensation | $				$ 1,185						42,869	$ 13,886
Option Expiration Period Thirty Two
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares					$ 21.28
Weighted average fair value at measurement date, share options granted | $					$ 4,619					3,742
Option Expiration Period Thirty Two | Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)					38,536
Option Expiration Period Thirty Two | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)					269,758
Award vesting period					2 years
Option Expiration Period Thirty Four
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares			$ 13.11
Award vesting period			2 years
Weighted average fair value at measurement date, share options granted | $			$ 34,822							34,032
Option Expiration Period Thirty Five
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares		$ 14.37
Weighted average fair value at measurement date, share options granted | $		$ 982								507
Option Expiration Period Thirty Five | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Award vesting period		2 years
Option Expiration Period Thirty Six
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares	$ 10.45
Weighted average fair value at measurement date, share options granted | $	$ 307									109
Option Expiration Period Thirty Six | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Award vesting period	1 year
Option Expiration Period Twenty Nine
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares									$ 16.72
Weighted average fair value at measurement date, share options granted | $									$ 4,080	3,710
Option Expiration Period Twenty Nine | Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)									39,474
Option Expiration Period Twenty Nine | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)									18,422
Award vesting period									3 months
Option Expiration Period Twenty Nine | Share Options, Vesting, Third Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)									2,632
Award vesting period									1 year
Option Expiration Period Twenty Nine | Share Options, Vesting, Fourth Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)									245,133
Award vesting period									2 years
Option Expiration Period Twenty Four And Thirty
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted | $								$ 577
Option Expiration Period Twenty Four And Thirty | Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)								9,868
Award vesting period								3 months
Option Expiration Period Twenty Four And Thirty | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)								5,263
Award vesting period								6 months
Option Expiration Period Twenty Four And Thirty | Share Options, Vesting, Third Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)								10,526
Award vesting period								1 year
Option Expiration Period Twenty Four And Thirty | Share Options, Vesting, Fourth Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)								2,632
Award vesting period								15 months
Option Expiration Period Twenty Four And Thirty | Share Options, Vesting, Fifth Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)								3,553
Award vesting period								18 months
Option Expiration Period Twenty Four
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares								$ 30.02
Weighted average fair value at measurement date, share options granted | $										439
Option Expiration Period Thirty
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares								$ 30.02
Weighted average fair value at measurement date, share options granted | $										59
Option Expiration Period Thirty Seven And Thirty Eight
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted | $							$ 10,907
Option Expiration Period Thirty Seven And Thirty Eight | Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)							496,052
Option Expiration Period Thirty Seven And Thirty Eight | Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Number of options vested (in shares)							177,630
Award vesting period							2 years
Option Expiration Period Thirty Seven
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares							$ 27.17
Option Expiration Period Thirty Eight
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares							$ 27.17
Option Expiration Period Thirty One
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares						$ 21.28
Award vesting period						2 years
Weighted average fair value at measurement date, share options granted | $						$ 8				$ 8
Common shares
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		80,100	3,061,232		308,294		673,682	31,842	305,661
Exercise price, share options granted (in CAD per share) | $ / shares								$ 30.02
Number of share options forfeited in share-based payment arrangement				1,199,655
Common shares | Minimum
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares				$ 27.17
Common shares | Maximum
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares				$ 119.7
Common shares | Option Expiration Period Thirty Two
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares					$ 21.28
Common shares | Option Expiration Period Thirty Four
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares			$ 13.11
Common shares | Option Expiration Period Thirty Five
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares		$ 14.37
Common shares | Option Expiration Period Thirty Six
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares	$ 10.45
Common shares | Option Expiration Period Twenty Nine
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares									$ 16.72
Common shares | Option Expiration Period Twenty Four
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)								25,657
Common shares | Option Expiration Period Thirty
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)								6,185
Common shares | Option Expiration Period Thirty Seven And Thirty Eight
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares							$ 27.17
Common shares | Option Expiration Period Thirty Seven
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)							13,158
Common shares | Option Expiration Period Thirty Eight
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)							660,524
Common shares | Option Expiration Period Thirty One
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in CAD per share) | $ / shares						$ 21.28
Common shares | Granted to officers and directors
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)			1,980,888
Common shares | Granted to officers
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)					144,738		584,211		99,027
Common shares | Granted to directors
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)							42,104		20,659
Common shares | Granted to employees
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		73,100	940,168		134,872	526	34,209	3,553	105,026
Common shares | Granted to consultants
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)	35,000	7,000	140,176		28,684		13,158	28,289	80,949